Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property, plant and equipment
Summary of property, plant and equipment

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2020
Cost
At March 31, 2019	12,629.2	78.1	87.9	74.3	4.5	12,874.0
Additions in year	1,160.8	29.3	39.9	6.5	0.5	1,237.0
Disposals in year	(412.4)	—	—	(0.1)	—	(412.5)
Transfer to assets held for sale	(98.7)	—	—	—	—	(98.7)
At March 31, 2020	13,278.9	107.4	127.8	80.7	5.0	13,599.8
Depreciation
At March 31, 2019	3,716.7	26.1	38.2	59.5	3.9	3,844.4
Charge for year	665.0	3.6	12.4	7.7	0.6	689.3
Eliminated on disposal	(371.8)	—	—	(0.1)	—	(371.9)
At March 31, 2020	4,009.9	29.7	50.6	67.1	4.5	4,161.8
Net book value
At March 31, 2020	9,269.0	77.7	77.2	13.6	0.5	9,438.0

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2019
Cost
At March 31, 2018	11,303.5	82.7	40.7	62.7	4.3	11,493.9
Additions in year	1,485.2	2.4	47.2	11.7	0.2	1,546.7
Disposals in year	(159.5)	(7.0)	—	(0.1)	—	(166.6)
At March 31, 2019	12,629.2	78.1	87.9	74.3	4.5	12,874.0
Depreciation
At March 31, 2018	3,251.3	29.5	32.9	53.3	3.5	3,370.5
Charge for year	624.9	3.6	5.3	6.3	0.4	640.5
Eliminated on disposal	(159.5)	(7.0)	—	(0.1)	—	(166.6)
At March 31, 2019	3,716.7	26.1	38.2	59.5	3.9	3,844.4
Net book value
At March 31, 2019	8,912.5	52.0	49.7	14.8	0.6	9,029.6

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2018
Cost
At March 31, 2017	10,045.2	77.8	36.7	56.7	4.0	10,220.4
Additions in year	1,452.7	7.6	4.0	6.0	0.3	1,470.6
Disposals in year	(194.4)	(2.7)	—	—	—	(197.1)
At March 31, 2018	11,303.5	82.7	40.7	62.7	4.3	11,493.9
Depreciation
At March 31, 2017	2,898.7	28.6	29.6	46.7	3.0	3,006.6
Charge for year	547.0	3.6	3.3	6.6	0.5	561.0
Eliminated on disposal	(194.4)	(2.7)	—	—	—	(197.1)
At March 31, 2018	3,251.3	29.5	32.9	53.3	3.5	3,370.5
Net book value
At March 31, 2018	8,052.2	53.2	7.8	9.4	0.8	8,123.4